                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2003

Date of Reporting Period:  December 31, 2003

Item 1. Reports to Stockholders

         The Annual Report for the Navellier Millennium Funds for the fiscal year ended December 31, 2003 follows.

                           NAVELLIER MILLENNIUM FUNDS

                                                                   ANNUAL REPORT

                                                               December 31, 2003

                                    (GRAPHIC)

Top 20 Portfolio                           (NAVELLIER CALCULATED INVESTING LOGO)
International Growth Portfolio
Mid Cap Growth Portfolio

                                                ANNUAL REPORT, December 31, 2003
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------

Dear Shareholder,

      We are pleased to have turned the corner on the worst bear market in 60 years! We are also very optimistic about the market's prospects in 2004. During the last quarter of 2003, the Navellier funds rose with the tide during a rally that was predictably dominated by small cap growth stocks. What was not predictable was the type of small cap growth stocks. It was led by low quality, low-priced stocks which do not and will not appear on our stock selection screens. While most money managers were in the same boat, this is a trend that appears to have run its course and the market has returned to rewarding those stocks with strong fundamentals. With a welcome return to double digit gains, all of our funds performed very well for the year. The Navellier Top 20 Portfolio led the way with a return of 40.65% versus a return of 30.97% by its relative benchmark, the Russell 3000 Growth.

INVESTMENT STRATEGY & OUTLOOK

      We expect 2004 to be a good year for investors. It is likely that the market will surge during the first few months of the year when pension funding has historically been strong. By early March, the big news story will be that corporate profits have reached record levels, which will help the Dow Industrials and the S&P 500 approach record highs later in the year. The NASDAQ market will also surge, but will probably have to wait at least a couple of years before it gets back to its old

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                          TOP 20 PORTFOLIO      TOP 20 PORTFOLIO**    RUSSELL 3000 GROWTH        RUSSELL 3000
                                          ----------------      ------------------    -------------------        ------------
09/30/98                                      10000.00               10000.00               10000.00               10000.00
                                              10310.00                9800.00               10782.00               10759.00
                                              11110.00               10560.00               11603.00               11417.00
12/31/98                                      12550.00               11929.00               12649.00               12143.00
                                              14310.00               13602.00               13379.00               12555.00
                                              13290.00               12632.00               12723.00               12111.00
03/31/99                                      14570.00               13849.00               13378.00               12555.00
                                              15280.00               14524.00               13475.00               13122.00
                                              14470.00               13754.00               13093.00               12872.00
06/30/99                                      16960.00               16120.00               13993.00               13523.00
                                              16710.00               15883.00               13549.00               13113.00
                                              17390.00               16529.00               13718.00               12964.00
09/30/99                                      16560.00               15740.00               13467.00               12632.00
                                              17530.00               16662.00               14437.00               13425.00
                                              18490.00               17575.00               15265.00               13800.00
12/31/99                                      22077.00               20984.00               16928.00               14681.00
                                              22266.00               21164.00               16180.00               14105.00
                                              31082.00               29543.00               17191.00               14236.00
03/31/00                                      26690.00               25369.00               18163.00               15351.00
                                              24910.00               23677.00               17229.00               14810.00
                                              21108.00               20063.00               16317.00               14394.00
06/30/00                                      25679.00               24408.00               17612.00               14821.00
                                              23140.00               21995.00               16824.00               14559.00
                                              28070.00               26680.00               18363.00               15638.00
09/30/00                                      27838.00               26460.00               16681.00               14930.00
                                              24046.00               22856.00               15852.00               14718.00
                                              18843.00               17910.00               13479.00               13361.00
12/31/00                                      20300.00               19295.00               13133.00               13586.00
                                              19090.00               18145.00               14052.00               14050.00
                                              16741.00               15912.00               11698.00               12767.00
03/31/01                                      16491.00               15675.00               10441.00               11934.00
                                              18698.00               17773.00               11758.00               12892.00
                                              18947.00               18010.00               11618.00               12995.00
06/30/01                                      17547.00               16679.00               11394.00               12755.00
                                              16729.00               15901.00               11061.00               12545.00
                                              15851.00               15066.00               10171.00               11805.00
09/30/01                                      13941.00               13251.00                9113.00               10763.00
                                              14688.00               13961.00                9616.00               11014.00
                                              15341.00               14581.00               10532.00               11862.00
12/31/01                                      16058.00               15264.00               10556.00               12029.00
                                              15808.00               15025.00               10356.00               11878.00
                                              15414.00               14651.00                9911.00               11635.00
03/31/02                                      15557.00               14787.00               10287.00               12146.00
                                              15736.00               14957.00                9490.00               11508.00
                                              15318.00               14560.00                9237.00               11375.00
06/30/02                                      14650.00               13925.00                8387.00               10556.00
                                              12727.00               12098.00                7869.00                9717.00
                                              12823.00               12189.00                7891.00                9763.00
09/30/02                                      12035.00               11440.00                7088.00                8737.00
                                              11545.00               10974.00                7720.00                9433.00
                                              11211.00               10657.00                8160.00               10003.00
12/31/02                                      10578.00               10055.00                7597.00                9438.00
                                              10304.00                9794.00                7411.00                9207.00
                                              10148.00                9646.00                7366.00                9056.00
03/31/03                                       9993.00                9499.00                7502.00                9151.00
                                              11127.00               10577.00                8066.00                9898.00
                                              11951.00               11360.00                8501.00               10495.00
06/30/03                                      12620.00               11996.00                8621.00               10637.00
                                              13288.00               12631.00                8866.00               10881.00
                                              13217.00               12563.00                9105.00               11122.00
09/30/03                                      13384.00               12722.00                8998.00               11002.00
                                              14602.00               13880.00                9523.00               11667.00
                                              15330.00               14572.00                9638.00               11828.00
12/31/03                                      14972.00               14231.00                9949.00               12369.00

                          TOP 20 PORTFOLIO -- CLASS A

     TOTAL RETURNS FOR                                RUSSELL
       PERIODS ENDED                                   3000     RUSSELL
     DECEMBER 31, 2003*     PORTFOLIO   PORTFOLIO**   GROWTH     3000
  ------------------------  ---------   -----------   -------   -------
  One Year                     41.53%        34.53%    30.97%    31.06%
  Annualized Five Year          3.59%         2.55%   (4.69)%     0.37%
  Annualized Since
   Inception***                 7.98%         6.95%   (0.10)%     4.13%
  Value of a $10,000
   investment over Life of
   Fund***                    $14,972       $14,231    $9,949   $12,369
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the
     redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception September 30, 1998

[LINE GRAPH -- ALL CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                           INTERNATIONAL          INTERNATIONAL
                                          GROWTH PORTFOLIO      GROWTH PORTFOLIO**         EAFE INDEX         EAFE GROWTH INDEX
                                          ----------------      ------------------         ----------         -----------------
09/05/00                                      10000.00               10000.00               10000.00               10000.00
09/30/00                                       9158.00                8705.00                9408.00                9339.00
                                               8419.00                8002.00                9187.00                8909.00
                                               7628.00                7251.00                8845.00                8499.00
12/31/00                                       7310.00                6948.00                9161.00                8659.00
                                               7741.00                7358.00                9157.00                8635.00
                                               7074.00                6724.00                8471.00                7759.00
03/31/01                                       6766.00                6431.00                7910.00                7226.00
                                               6828.00                6490.00                8465.00                7725.00
                                               6766.00                6431.00                8173.00                7417.00
06/30/01                                       6612.00                6285.00                7842.00                7058.00
                                               6407.00                6089.00                7700.00                6887.00
                                               6366.00                6050.00                7506.00                6573.00
09/30/01                                       5462.00                5192.00                6748.00                5953.00
                                               5565.00                5289.00                6920.00                6190.00
                                               5760.00                5475.00                7176.00                6508.00
12/31/01                                       5893.00                5602.00                7219.00                6546.00
                                               5955.00                5660.00                6836.00                6193.00
                                               6129.00                5826.00                6884.00                6277.00
03/31/02                                       6458.00                6138.00                7260.00                6519.00
                                               6376.00                6060.00                7312.00                6557.00
                                               6458.00                6138.00                7411.00                6576.00
06/30/02                                       6283.00                5972.00                7119.00                6408.00
                                               5688.00                5406.00                6417.00                5725.00
                                               5678.00                5397.00                6404.00                5682.00
09/30/02                                       5277.00                5016.00                5718.00                5188.00
                                               5298.00                5036.00                6025.00                5482.00
                                               5431.00                5162.00                6300.00                5644.00
12/31/02                                       5232.00                4973.00                6088.00                5514.00
                                               5129.00                4875.00                5835.00                5242.00
                                               4954.00                4709.00                5701.00                5129.00
03/31/03                                       4841.00                4601.00                5593.00                5079.00
                                               5407.00                5140.00                6148.00                5524.00
                                               5830.00                5541.00                6526.00                5815.00
06/30/03                                       5861.00                5570.00                6688.00                5918.00
                                               5850.00                5561.00                6851.00                5996.00
                                               6067.00                5766.00                7017.00                6106.00
09/30/03                                       6139.00                5835.00                7235.00                6314.00
                                               6489.00                6168.00                7687.00                6678.00
                                               6633.00                6305.00                7858.00                6835.00
12/31/03                                       7106.00                6755.00                8473.00                7305.00

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

     TOTAL RETURNS FOR                                           EAFE
       PERIODS ENDED                                   EAFE     GROWTH
     DECEMBER 31, 2003*     PORTFOLIO   PORTFOLIO**    INDEX     INDEX
  ------------------------  ---------   -----------   -------   -------
  One Year                     35.82%        29.10%    39.17%    32.49%
  Annualized Since
   Inception***               (9.78)%      (11.14)%   (4.87)%   (0.02)%
  Value of a $10,000
   investment over Life of
   Fund***                     $7,106        $6,755    $8,473    $7,305
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the
     redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception September 5, 2000

highs. Since 2004 is an election year, there will be continuous stimulus from the Bush Administration and the Republican-led Congress to promote continued economic growth and create new jobs. The Federal Reserve Board does not want to appear partisan, so it will hold key interest rates steady at 45 year lows until after the November 2004 election. Overall, 2004 is shaping up to be a great year for growth investors.

      The Federal Reserve Board did rattle some investors after its latest Federal Open Market Committee (FOMC) meeting, when it stated that deflationary forces are no longer a concern. The potential for deflation was one reason that the Federal Reserve Board was maintaining key interest rates at 45 year lows. Without any deflationary concerns and with the strongest U.S. economic growth in 20 years, inflationary forces might re-emerge and the Federal Reserve Board would likely raise key interest rates. However, the Federal Reserve Board made it very clear that it intends to keep key interest rates steady for the foreseeable future, which will likely be through the November 2004 election.

      The Federal Reserve Board is playing a big game of "chicken" with some of the other central banks, which might have to cut interest rates if they want to stimulate their respective economies. The U.S. dollar weakened considerably in the past few months because while the Federal Reserve Board was holding key interest rates steady, central banks in Canada, Europe and the United Kingdom were slowly raising interest rates. However, higher interest rates and stronger currencies are restricting the economic growth of Canada, the United Kingdom and many countries in Europe.

[NMLAX LINE GRAPH -- MID CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                           MID CAP GROWTH         MID CAP GROWTH        RUSSELL MID CAP
                                             PORTFOLIO             PORTFOLIO**               GROWTH          RUSSELL 2000 GROWTH
                                           --------------         --------------        ---------------      -------------------
5/1/02                                         10000                  10000                  10000                  10000
5/31/02                                         9740                   9258                   9676                   9435
6/30/02                                         9090                   8640                   8608                   8635
7/31/02                                         8280                   7870                   7771                   7308
8/31/02                                         8330                   7918                   7744                   7304
9/30/02                                         8000                   7604                   7129                   6777
10/31/02                                        8410                   7994                   7681                   7119
11/30/02                                        8720                   8288                   8283                   7825
12/31/02                                        7980                   7585                   7782                   7286
1/31/03                                         7840                   7452                   7706                   7088
2/28/03                                         7790                   7404                   7639                   6899
3/31/03                                         7870                   7480                   7781                   7003
4/30/03                                         8480                   8060                   8311                   7666
5/31/03                                         9140                   8688                   9110                   8530
6/30/03                                         9050                   8602                   9240                   8694
7/31/03                                         9150                   8697                   9571                   9351
8/31/03                                         9550                   9077                  10098                   9854
9/30/03                                         9260                   8802                   9902                   9604
10/31/03                                        9840                   9353                  10700                  10774
11/30/03                                       10060                   9562                  10986                  10774
12/31/03                                        9874                   9385                  11106                  10822

                      MID CAP GROWTH PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                RUSSELL    RUSSELL
        PERIODS ENDED                                  MID CAP      2000
     DECEMBER 31, 2003*      PORTFOLIO   PORTFOLIO**    GROWTH     GROWTH
  -------------------------  ---------   -----------   --------   --------
  One Year                      23.73%        17.61%    42.71%      48.54%
  Annualized Since
   Inception***                (0.76)%       (3.73)%     6.49%       4.85%
  Value of a $10,000
   investment over Life of
   Fund***                      $9,874        $9,385   $11,106     $10,822
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of
     Portfolio shares. Past performance is not predictive of future performance.
  ** Adjusted for maximum load of 4.95%
  ***Inception May 1, 2002

      It will be interesting to see how fast the U.S. economy grew in the fourth quarter of 2003 and during the first few quarters of 2004 after the incredible 8.2% annual surge in the third quarter. Most economists believe that the U.S. economy can sustain at least a 4% annual pace of growth in 2004. As long as short-term interest rates remain low and the U.S. dollar remains soft, we suspect that an annual pace of economic growth of over 5% is possible. As a result, we believe that 2004 could be shaping up to be even stronger than 2003 for robust and sustainable economic growth.

PREVIEW OF THE ELECTION YEAR NEWS STORIES

      Of course, the reason that the U.S. economy surged in late 2003 and will likely remain strong in 2004 is that President Bush and the Republican-led Congress want to insure their respective re-elections. Already, with the U.S. economy so strong and finally starting to create new jobs, President Bush's opponents are no longer attacking him on the economy. Instead, the other candidates for President had been attacking President Bush on Iraq. Now that Saddam Hussein has been captured and will likely be tried in Iraq, the news out of Iraq will be dominated by Saddam Hussein's trial for the next several months. The trial of Saddam Hussein will be used as a tool to unite the various factions in Iraq and the U.S. allies throughout the world. As France and Germany applauded the capture of Saddam Hussein, the strongest opponents of President Bush are effectively conceding that the U.S. and British actions in Iraq have been worth the risk. The Democratic candidates for President can no longer effectively attack President Bush on either the U.S. economy or Iraq, so it will be interesting to watch their arguments.

THE BIG NEWS STORY THAT NO ONE IS YET TALKING ABOUT

      The Commerce Department recently reported that corporate profits rose 30% in the third quarter, which was the strongest surge in corporate profits in 19 years. In fact, corporate profits are now at a record level, higher than they were back in March 2000, when the stock market peaked. That is the big news story! The Commerce Department surveys both private and publicly traded companies. When the fourth quarter earnings are reported in the upcoming weeks, the publicly traded companies on the stock market could report record earnings. As news leaks out that the stock market's profits have reached record highs, we expect the Dow Industrials and S&P 500 to respond accordingly. The NASDAQ market will also perform very well, but is unlikely to reach new highs for at least a couple years.

WHY THE BEARS ARGUE THAT WE ARE NOT IN A REAL RALLY

      The past several months have been very frustrating for many professional money managers, since the vast majority of them have been unable to keep pace with stock market averages. This is because predominately low quality, low-priced speculative stocks initially led the overall stock market. Not only did low-priced stocks overpower the stock market recovery, but also low quality stocks led the way. The bearish argument is basically that the stock market has merely had a short-covering rally, not a real rally that is sustainable. The bears had a lot of credibility on Wall Street until the U.S. economy posted 8.2% annual growth in the third quarter and the Commerce Department reported a 30% surge in profits during the same quarter.

      We believe that low quality, low-priced stocks are no longer leading the overall stock market. Since September 20th, literally ten days before the end of the third quarter, these stocks have faltered and have been floundering. Since then, companies with steady earnings growth have emerged as market leaders in a dramatic quality shift. Apparently, the bulls have finally overpowered the bears and an increasing number of investors believe that a dramatic economic rally is now underway and that many stocks will be characterized by dramatic earnings growth for the next several months.

SUMMARY

      We are expecting a very prosperous 2004. The Federal Reserve Board is holding key interest rates steady and record corporate earnings will be released. The U.S. economy will likely grow at a 4% to 5% annual pace this year. Most election years are very good for the stock market and we expect that all the positive economic news will only serve to support the overall stock market. The big news story this year is that corporate earnings for publicly traded companies will soon hit a record high, but the major market averages are still below their all time highs. As a result, we expect the Dow Industrials and S&P 500 to test new highs later this year, while the NASDAQ market will also rally strongly, but fall short of new highs in 2004.

      There is now a flight to quality that is benefiting many of the stocks in our portfolios. Many low quality, low-priced stocks have led the stock market in recent months. However, companies with steady earnings growth have emerged as market leaders in the past couple months, which represents a dramatic quality shift that we hope will benefit our portfolios.

      Overall, we are in a very strong economic environment. Since 2004 is an election year, there will be continued stimulus to promote continued economic growth and create new jobs for much of the year. The velocity of money is accelerating and prosperity is rising. The economic stimulus package not only provided a big spark for the U.S. economy, but it is also helping to generate additional tax revenue. Even the weak U.S. dollar is looking like a wise move that is benefiting the U.S. economy, big multi-national companies that operate overseas and the foreign stocks. It appears that economic conditions will be strong enough to lead the market to new heights in 2004.

Sincerely,


/s/ Louis G. Navellier                         /s/ Alan Alpers
LOUIS G. NAVELLIER                             ALAN ALPERS, CFA
Chief Investment Officer                       Senior Portfolio Manager

/s/ James O'Leary                              /s/ Michael J. Borgen
JAMES O'LEARY, CFA                             MICHAEL J. BORGEN
Portfolio Manager                              Portfolio Manager

/s/ Michael Garaventa                          /s/ Arjen Kuyper
MICHAEL GARAVENTA                              ARJEN KUYPER
Assistant Portfolio Manager                    Chief Operating Officer

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general.

The MSCI EAFE Growth Index is a market capitalization weighted index representing all 20 developed markets that make up the EAFE Index. All securities are classified as either growth or value based on price-to-book value ratios by each MSCI country index. The country growth indices are aggregated into regional growth indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2003

                    TOP 20 PORTFOLIO
---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMMON STOCKS -- 97.9%
APPAREL/FOOTWEAR RETAIL -- 5.0%
     20,730  Urban Outfitters, Inc.*       $      768,047
                                           --------------
COMPUTER COMMUNICATIONS -- 5.3%
     29,445  Foundry Networks, Inc.*              805,615
                                           --------------
ELECTRONIC COMPONENTS -- 5.3%
     47,885  TTM Technologies, Inc.*              808,299
                                           --------------
ELECTRONIC EQUIPMENT - INSTRUMENTS -- 6.0%
     36,845  Faro Technologies, Inc.*             920,388
                                           --------------
FINANCE/RENTAL/LEASING -- 3.9%
     18,255  Doral Financial Corp.                589,271
                                           --------------
FOOD RETAIL -- 2.6%
     17,515  Pantry, Inc.*                        397,591
                                           --------------
HEALTH SERVICES -- 3.3%
     19,717  Eresearch Technology, Inc.*          501,206
                                           --------------
MEDICAL SPECIALTIES -- 9.3%
     28,590  DJ Orthopedics, Inc.*                766,212
     13,440  Inamed Corp.*                        645,926
                                           --------------
                                                1,412,138
                                           --------------
MISCELLANEOUS COMMERCIAL SERVICES -- 5.1%
     34,970  Gevity Hr, Inc.                      777,733
                                           --------------
MISCELLANEOUS MANUFACTURING -- 5.4%
     18,000  Dionex Corp.*                        828,360
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 9.0%
     26,880  General Growth Properties,
               Inc.                               745,920
     13,415  Rouse Co.                            630,505
                                           --------------
                                                1,376,425
                                           --------------
SAVINGS BANK -- 6.4%
     25,550  Hudson City Bancorp, Inc.            975,499
                                           --------------
SEMICONDUCTORS -- 4.7%
     40,800  Trident Microsystems, Inc.*          710,736
                                           --------------
STEEL -- 4.5%
     11,280  Schnitzer Steel
               Industries -- Class A              682,440
                                           --------------
TELECOMMUNICATION EQUIPMENT -- 5.1%
     61,820  Carrier Access Corp.*                773,986
                                           --------------
TOOLS & HARDWARE -- 4.9%
     11,050  Briggs & Stratton Corp.              744,770
                                           --------------
WIRELESS TELECOMMUNICATIONS -- 12.1%
     38,205  Nextel Communications --
               Class A*                         1,072,032
     10,350  Vimpelcom Sponsored ADR*             760,725
                                           --------------
                                                1,832,757
                                           --------------
TOTAL COMMON STOCKS
  (COST $11,755,540)                           14,905,261
                                           --------------

---------------------------------------------------------
  Shares/
 Par Value                                  Market Value
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.2%
MONEY MARKET FUNDS -- 0.0%
        101  FBR Fund for Government
               Investors                   $          101
                                           --------------
GOVERNMENT AGENCY
  OBLIGATIONS -- 0.2%
    $32,999  FHLB Discount Notes 0.75%
               due 1/2/04                          32,999
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $33,100)                                   33,100
                                           --------------
TOTAL INVESTMENTS -- 98.1%
  (COST $11,788,640)                           14,938,361
Other Assets in Excess of
  Liabilities -- 1.9%                             288,747
                                           --------------
NET ASSETS -- 100.0%                       $   15,227,108
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $   17,036,965
    Class B Shares                              6,517,981
    Class C Shares                              3,983,050
  Accumulated Net Realized Loss on
    Investments                               (15,460,609)
  Net Unrealized Appreciation of
    Investments                                 3,149,721
                                           --------------
NET ASSETS                                 $   15,227,108
                                           ==============
  CLASS A                                  $   10,354,292
                                           ==============
  CLASS B                                  $    3,111,201
                                           ==============
  CLASS C                                  $    1,761,615
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 825,373 Shares Outstanding)          $12.54
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $12.54)                          $13.19
                                           ==============
  CLASS B SHARES
    (Based on 257,183 Shares Outstanding)          $12.10
                                           ==============
  CLASS C SHARES
    (Based on 145,397 Shares Outstanding)          $12.12
                                           ==============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2003 (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS -- 98.5%
AUTOMOTIVE -- 3.2%
     1,170  Nissan Motor Co., Ltd. ADR
              (Japan)                      $    26,278
                                           -----------
BANKING -- 15.7%
     1,100  ABN AMRO Holding NV ADR
              (Netherlands)                     25,828
       165  Australia and New Zealand
              Banking Group Ltd. ADR
              (Australia)                       11,030
     2,420  Banco Sandander Central S.A.
              ADR (Spain)                       29,065
       320  HSBC Holdings plc ADR (United
              Kingdom)                          25,222
     1,100  Mitsubishi Tokyo Financial
              Group, Inc. ADR (Japan)            8,613
       410  UBS AG ADR (Switzerland)            27,876
                                           -----------
                                               127,634
                                           -----------
BIOTECHNOLOGY & DRUGS -- 2.7%
       535  Novo-Nordisk ADR (Denmark)          21,914
                                           -----------
BUILDING & CONSTRUCTION -- 6.1%
     1,200  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                 34,680
       560  Masonite International Corp.
              ADR (Canada)*                     14,924
                                           -----------
                                                49,604
                                           -----------
COMPUTER EQUIPMENT, SOFTWARE &
  SERVICES -- 23.6%
     1,430  Creative Technology Ltd. ADR
              (Singapore)                       14,672
       430  Dassault Systemes S.A. ADR
              (France)                          19,737
       740  Logitech International S.A.
              ADR (Switzerland)*                31,471
     1,300  NDS Group plc ADR (United
              Kingdom)*                         28,990
       820  SAP AG ADR (Germany)                34,078
     1,120  Seagate Technology ADR
              (Cayman Islands)                  21,168
       250  SINA Corp. ADR (China)*              8,438
       255  Sohu.com, Inc. ADR (China)*          7,653
       940  Trend Micro, Inc. ADR (Japan)       24,723
                                           -----------
                                               190,930
                                           -----------
ELECTRONICS -- 6.0%
       310  Canon, Inc. ADR (Japan)             14,768
       195  KYOCERA CORP. ADR (Japan)           13,065
       600  SONY CORPORATION ADR (Japan)        20,802
                                           -----------
                                                48,635
                                           -----------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
-------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
     1,050  Allied Irish Banks plc ADR
              (Ireland)                    $    33,338
                                           -----------
FOOD, BEVERAGE, & TOBACCO -- 2.3%
       500  Unilever plc ADR
              (United Kingdom)                  18,800
                                           -----------
INSURANCE -- 2.9%
     1,000  ING Groep NV ADR
              (Netherlands)                     23,410
                                           -----------
OIL & GAS SERVICES -- 7.6%
       600  PetroChina Co. Ltd. ADR
              (China)                           34,230
     2,455  Statoil ASA ADR (Norway)            27,742
                                           -----------
                                                61,972
                                           -----------
PHARMACEUTICALS -- 5.2%
       385  Alcon, Inc. ADR (Switzerland)       23,308
       370  Galen Holdings plc ADR
              (United Kingdom)                  19,240
                                           -----------
                                                42,548
                                           -----------
SEMICONDUCTORS & RELATED -- 3.5%
     4,100  ARM Holdings plc ADR
              (United Kingdom)*                 28,290
                                           -----------
TELECOMMUNICATIONS -- 3.6%
       720  China Telecom Corp. Ltd. ADR
              (China)                           29,383
                                           -----------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 12.0%
     1,300  Deutsche Telekom AG ADR
              (Germany)*                        23,569
       580  Nippon Telegraph and
              Telephone Corp. ADR (Japan)       14,245
     1,000  Nokia Oyj ADR (Finland)             17,000
       525  Telefonos de Mexico SA ADR
              (Mexico)                          17,341
     1,000  Vodafone Group plc ADR
              (United Kingdom)                  25,040
                                           -----------
                                                97,195
                                           -----------
TOTAL COMMON STOCKS
  (COST $576,069)                              799,931
                                           -----------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2003 (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
MONEY MARKET FUNDS -- 0.1%
       536  FBR Fund for Government
              Investors                    $       536
                                           -----------
GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
   $16,999  FHLB Discount Notes 0.75% due
              1/2/04                            16,999
                                           -----------

TOTAL SHORT-TERM INVESTMENTS
  (COST $17,535)                                17,535
                                           -----------

TOTAL INVESTMENTS -- 100.7%
  (COST $593,604)                              817,466

Liabilities in Excess of Other
  Assets -- (0.7%)                              (5,926)
                                           -----------

NET ASSETS -- 100.0%                       $   811,540
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $   654,450
    Class B Shares                             133,184
    Class C Shares                                 451
  Accumulated Net Realized Loss on
    Investments                               (200,407)
  Net Unrealized Appreciation of
    Investments                                223,862
                                           -----------

NET ASSETS                                 $   811,540
                                           ===========

  CLASS A                                  $   639,585
                                           ===========

  CLASS B                                  $   166,324
                                           ===========

  CLASS C                                  $     5,631
                                           ===========

------------------------------------------------------
------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 94,145 Shares Outstanding)         $6.79
                                           ===========
  CLASS A OFFERING PRICE PER SHARE

    (100/95.05 of $6.79)                         $7.14
                                           ===========
  CLASS B SHARES

    (Based on 24,466 Shares Outstanding)         $6.80
                                           ===========
  CLASS C SHARES

    (Based on 827 Shares Outstanding)            $6.81
                                           ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2003 (continued)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS -- 88.3%
APPAREL -- 2.6%
       500  Coach, Inc.*                   $     18,875
                                           ------------
AUTO PARTS -- 1.0%
       200  Autoliv, Inc.                         7,530
                                           ------------
BIOTECHNOLOGY -- 3.2%
       200  Invitrogen Corp.*                    14,000
       500  Millennium Pharmaceuticals,
              Inc.*                               9,335
                                           ------------
                                                 23,335
                                           ------------
COMPUTER COMMUNICATIONS -- 1.3%
       500  Juniper Networks, Inc.*               9,340
                                           ------------
COMPUTER PERIPHERAL -- 5.2%
       600  Ati Technologies, Inc.*               9,072
     1,300  Western Digital Corp.*               15,327
       200  Zebra Technologies Corp. --
              Class A*                           13,274
                                           ------------
                                                 37,673
                                           ------------
COMPUTER SOFTWARE & SERVICES -- 11.5%
       450  Adobe Systems, Inc.                  17,684
       300  Cognos, Inc.*                         9,186
       250  Electronic Arts, Inc.*               11,945
       300  Mercury Interactive Corp.*           14,592
       400  Symantec Corp.*                      13,860
       400  VERITAS Software Corp.*              14,864
                                           ------------
                                                 82,131
                                           ------------
CONSUMER DURABLES -- 4.0%
       200  Hovnanian Enterprises,
              Inc. -- Class A*                   17,412
       125  Ryland Group, Inc.                   11,080
                                           ------------
                                                 28,492
                                           ------------
CONSUMER NON-DURABLES -- 1.7%
       375  Dean Foods*                          12,326
                                           ------------
CONSUMER SERVICES -- 1.8%
       500  XM Satellite Radio Holdings,
              Inc.*                              13,180
                                           ------------
EDUCATIONAL SERVICES -- 2.5%
       250  Career Education Corp.*              10,017
       175  ITT Educational Services,
              Inc.                                8,220
                                           ------------
                                                 18,237
                                           ------------
ELECTRIC UTILITIES -- 1.3%
       300  Great Plains Energy, Inc.             9,546
                                           ------------
ELECTRONIC PRODUCTION EQUIPMENT -- 1.4%
       300  Synopsys, Inc.*                      10,128
                                           ------------
ELECTRONICS -- 8.6%
       700  American Power Conversion            17,115
       275  Marvell Technology Group
              Ltd.*                              10,431
       600  Nvidia Corp.*                        13,950
       375  Rockwell International Corp.         13,350
       100  SanDisk Corp.*                        6,114
                                           ------------
                                                 60,960
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
-------------------------------------------------------
FINANCE -- 1.3%
       300  Doral Financial Corp.          $      9,684
                                           ------------
HEALTH SERVICES -- 0.9%
       100  Aetna, Inc.                           6,758
                                           ------------
INTERNET SOFTWARE SERVICES -- 1.6%
       700  VeriSign, Inc.*                      11,410
                                           ------------
MEDICAL SPECIALTIES -- 5.5%
       700  Biomet, Inc.                         25,487
       225  St. Jude Medical, Inc.*              13,804
                                           ------------
                                                 39,291
                                           ------------
OIL & GAS -- 2.8%
       200  Canadian Natural Resources           10,088
       200  Sunoco, Inc.                         10,230
                                           ------------
                                                 20,318
                                           ------------
PHARMACEUTICALS -- 5.1%
       200  American Pharmaceutical*              6,720
       500  Mylan Laboratories                   12,630
       125  Pharmaceutical Resources,
              Inc.*                               8,144
       200  Watson Pharmaceuticals, Inc.*         9,200
                                           ------------
                                                 36,694
                                           ------------
PRODUCER MANUFACTURING -- 2.4%
       200  Paccar, Inc.                         17,024
                                           ------------
REAL ESTATE DEVELOPMENT -- 1.3%
       400  Catellus Development Corp.            9,648
                                           ------------
RECREATIONAL PRODUCTS -- 4.8%
       550  International Game Technology        19,635
       500  Marvel Enterprises, Inc.*            14,555
                                           ------------
                                                 34,190
                                           ------------
TECHNOLOGY SERVICES -- 6.6%
       850  Citrix Systems, Inc.*                18,029
       300  Cognizant Technology
              Solutions Corp.*                   13,692
       500  Total System Services, Inc.          15,565
                                           ------------
                                                 47,286
                                           ------------
TELECOMMUNICATION EQUIPMENT -- 6.1%
       400  Adtran, Inc.                         12,400
       300  Garmin Ltd                           16,344
       400  Utstarcom, Inc.*                     14,828
                                           ------------
                                                 43,572
                                           ------------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2003 (continued)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
TELECOMMUNICATIONS -- 3.8%
       850  Nextel Partners, Inc. --
              Class A*                     $     11,433
     3,600  Qwest Communications
              International, Inc.*               15,552
                                           ------------
                                                 26,985
                                           ------------

TOTAL COMMON STOCKS (COST $527,502)             634,613
                                           ------------
SHORT-TERM INVESTMENTS -- 13.2%
MONEY MARKET FUNDS -- 0.0%
        73  FBR Fund for Government
              Investors                              73
                                           ------------
GOVERNMENT AGENCY
OBLIGATIONS -- 13.2%
   $94,996  FHLB Discount Notes 0.75% due
              1/2/04                             94,996
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $95,069)                                 95,069
                                           ------------

TOTAL INVESTMENTS -- 101.5%
  (COST $622,571)                               729,682

Liabilities in Excess of Other Assets --
  (1.5%)                                        (10,486)
                                           ------------

NET ASSETS -- 100.0%                       $    719,196
                                           ============

-------------------------------------------------------
-------------------------------------------------------
 Shares/
Par Value                                  Market Value
-------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $    319,646
    Class B Shares                              229,762
    Class C Shares                               62,677
  Net Unrealized Appreciation of
    Investments                                 107,111
                                           ------------

NET ASSETS                                 $    719,196
                                           ============

  CLASS A                                  $    385,439
                                           ============

  CLASS B                                  $    252,685
                                           ============

  CLASS C                                  $     81,072
                                           ============
NET ASSET VALUE PER SHARE:

  CLASS A SHARES
    (Based on 45,002 Shares Outstanding)          $8.56
                                           ============

  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $8.56)                          $9.01
                                           ============

  CLASS B SHARES
    (Based on 29,966 Shares Outstanding)          $8.43
                                           ============

  CLASS C SHARES
    (Based on 9,603 Shares Outstanding)           $8.44
                                           ============

---------------

* Non-income producing
ADR -- American Depository Receipts

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                                             INTERNATIONAL     MID CAP
                                                                 TOP 20         GROWTH         GROWTH
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $    3,534      $     391      $     756
   Dividends (Note 1)........................................     122,718         30,462          4,283
                                                               ----------      ---------      ---------
     Total Investment Income.................................     126,252         30,853          5,039
                                                               ----------      ---------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................     145,271         13,398         12,564
   Distribution Plan Fee (Note 4)
     Class A Shares..........................................      24,993          2,887          1,912
     Class B Shares..........................................      29,075          1,460          2,873
     Class C Shares..........................................      17,442            389          2,045
   Transfer Agent and Custodian Fee (Note 3).................      48,488         39,329         39,470
   Transfer Agent Fees.......................................      18,573            519            656
   Custodian Fees............................................       6,103          2,736          3,160
   Administrative Services Fee...............................      36,318          3,349          3,141
   Accounting and Pricing Fees...............................      36,774         36,774         31,694
   Printing Expense..........................................      43,230          2,105          2,796
   Registration Fees.........................................      31,810         34,361         39,441
   Insurance Expense.........................................       2,089             75             41
   Audit Fees................................................       9,600          2,000          2,000
   Trustees' Fees............................................       8,250          8,250          8,250
   Legal Expense.............................................       3,200          3,083          2,083
   Other Expenses............................................       4,155          2,225          2,285
                                                               ----------      ---------      ---------
     Total Expenses..........................................     465,371        152,940        154,411
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................    (212,874)      (131,457)      (131,878)
                                                               ----------      ---------      ---------
       Net Expenses..........................................     252,497         21,483         22,533
                                                               ----------      ---------      ---------
 NET INVESTMENT INCOME (LOSS)................................    (126,245)         9,370        (17,494)
                                                               ----------      ---------      ---------
 Net Realized Gain on Investments............................     781,572         81,236        186,532
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   4,306,911        303,345        139,943
                                                               ----------      ---------      ---------
 NET GAIN ON INVESTMENTS.....................................   5,088,483        384,581        326,475
                                                               ----------      ---------      ---------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $4,962,238      $ 393,951      $ 308,981
                                                               ==========      =========      =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             TOP 20                INTERNATIONAL GROWTH
                                                            PORTFOLIO                   PORTFOLIO
                                                       FOR THE YEARS ENDED         FOR THE YEARS ENDED
                                                          DECEMBER 31,                 DECEMBER 31,
                                                   ---------------------------   ------------------------
                                                       2003           2002          2003          2002
                                                   ------------   ------------   -----------   ----------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..................  $  (126,245)   $   (132,477)  $     9,370   $    3,525
   Net Realized Gain (Loss) on Investment
     Transactions................................      781,572      (4,518,363)       81,236     (104,333)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.................    4,306,911      (4,154,340)      303,345     (115,650)
                                                   -----------    ------------   -----------   ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.................    4,962,238      (8,805,180)      393,951     (216,458)
                                                   -----------    ------------   -----------   ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
       Class A Shares............................           --              --        (9,589)      (3,522)
                                                   -----------    ------------   -----------   ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares............................      305,398       1,733,139       830,840      905,112
       Class B Shares............................       23,119         427,950            --      122,275
       Class C Shares............................       46,394         418,809            --       20,749
   Reinvestment of Distributions:
       Class A Shares............................           --              --         9,593        3,522
   Cost of Shares Redeemed:
       Class A Shares............................   (3,851,106)     (5,784,302)   (1,639,979)    (393,232)
       Class B Shares............................     (697,772)       (872,141)      (14,152)          --
       Class C Shares............................     (634,069)       (683,974)      (42,368)      (9,367)
                                                   -----------    ------------   -----------   ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.........   (4,808,036)     (4,760,519)     (856,066)     649,059
                                                   -----------    ------------   -----------   ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.....      154,202     (13,565,699)     (471,704)     429,079
 NET ASSETS -- Beginning of Year.................   15,072,906      28,638,605     1,283,244      854,165
                                                   -----------    ------------   -----------   ----------
 NET ASSETS -- End of Year.......................  $15,227,108    $ 15,072,906   $   811,540   $1,283,244
                                                   ===========    ============   ===========   ==========
 SHARES
   Sold:
       Class A Shares............................       30,888         140,048       145,898      148,024
       Class B Shares............................        2,621          38,642            --       23,656
       Class C Shares............................        5,099          35,861            --        3,486
   Issued in Reinvestment of Distributions:
       Class A Shares............................           --              --         1,476          695
   Redeemed:
       Class A Shares............................     (392,202)       (498,629)     (271,779)     (70,418)
       Class B Shares............................      (70,137)        (80,090)       (2,407)          --
       Class C Shares............................      (64,349)        (61,080)       (6,433)      (1,623)
                                                   -----------    ------------   -----------   ----------
     Net Increase (Decrease) in Shares...........     (488,080)       (425,248)     (133,245)     103,820
                                                   ===========    ============   ===========   ==========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MID CAP GROWTH
                                                                               PORTFOLIO
                                                               FOR THE YEAR ENDED   FOR THE PERIOD ENDED
                                                                  DECEMBER 31,          DECEMBER 31,
                                                               ------------------   --------------------
                                                                      2003                 2002*
                                                               ------------------   --------------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................................     $   (17,494)           $   (8,852)
   Net Realized Gain (Loss) on Investment Transactions.......         186,532              (154,550)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............................         139,943               (32,832)
                                                                  -----------            ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................         308,981              (196,234)
                                                                  -----------            ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gains:
       Class A Shares........................................         (16,063)                   --
       Class B Shares........................................         (12,184)                   --
       Class C Shares........................................          (3,976)                   --
   In Excess of Net Realized Gains:
       Class A Shares........................................         (29,184)                   --
       Class B Shares........................................         (22,136)                   --
       Class C Shares........................................          (7,223)                   --
                                                                  -----------            ----------
   Total Distributions to Shareholders.......................         (90,766)                   --
                                                                  -----------            ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares........................................         405,795             1,485,153
       Class B Shares........................................          68,947               373,176
       Class C Shares........................................         117,248               272,530
   Reinvestment of Distributions:
       Class A Shares........................................          40,798                    --
       Class B Shares........................................          28,254                    --
       Class C Shares........................................          11,199                    --
   Cost of Shares Redeemed:
       Class A Shares........................................      (1,162,536)             (391,785)
       Class B Shares........................................        (126,888)              (73,137)
       Class C Shares........................................        (349,573)               (1,966)
                                                                  -----------            ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Share Transactions....................................        (966,756)            1,663,971
                                                                  -----------            ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.................        (748,541)            1,467,737
 NET ASSETS -- Beginning of Period...........................       1,467,737                    --
                                                                  -----------            ----------
 NET ASSETS -- End of Period.................................     $   719,196            $1,467,737
                                                                  ===========            ==========
 SHARES
   Sold:
       Class A Shares........................................          45,794               165,054
       Class B Shares........................................           8,605                41,403
       Class C Shares........................................          14,422                32,432
   Issued in Reinvestment of Distributions:
       Class A Shares........................................           4,845                    --
       Class B Shares........................................           3,408                    --
       Class C Shares........................................           1,349                    --
   Redeemed:
       Class A Shares........................................        (125,155)              (45,536)
       Class B Shares........................................         (14,540)               (8,910)
       Class C Shares........................................         (38,342)                 (258)
                                                                  -----------            ----------
     Net Increase (Decrease) in Shares.......................         (99,614)              184,185
                                                                  ===========            ==========

------------------------------------------------------
 * From Commencement of Operations May 1, 2002.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                                                           DISTRIBUTIONS TO
                                   NET ASSET      NET       NET REALIZED     SHAREHOLDERS     DISTRIBUTIONS TO
                                   VALUE --    INVESTMENT       AND            FROM NET         SHAREHOLDERS     DISTRIBUTIONS IN
                                   BEGINNING     INCOME      UNREALIZED       INVESTMENT          FROM NET        EXCESS OF NET
                                   OF PERIOD     (LOSS)     GAIN (LOSS)         INCOME         REALIZED GAINS     REALIZED GAINS
                                   ---------   ----------   ------------   ----------------   ----------------   ----------------
TOP 20 PORTFOLIO CLASS A SHARES
 For the fiscal year ended
   December 31, 2003.............   $ 8.86       $(0.08)       $ 3.76           $   --             $   --             $   --
 For the fiscal year ended
   December 31, 2002.............    13.45        (0.05)        (4.54)              --                 --                 --
 For the fiscal year ended
   December 31, 2001.............    17.10        (0.17)        (3.40)              --              (0.08)                --
 For the fiscal year ended
   December 31, 2000.............    20.96        (0.20)        (1.44)              --              (2.22)                --
 For the fiscal year ended
   December 31, 1999.............    12.55        (0.18)         9.68               --              (1.09)                --
TOP 20 PORTFOLIO CLASS B SHARES
 For the fiscal year ended
   December 31, 2003.............     8.61        (0.15)         3.64               --                 --                 --
 For the fiscal year ended
   December 31, 2002.............    13.17        (0.13)        (4.43)              --                 --                 --
 For the fiscal year ended
   December 31, 2001.............    16.94        (0.23)        (3.46)              --              (0.08)                --
 For the period March 28, 2000*
   through December 31, 2000.....    27.85        (0.13)        (8.56)              --              (2.22)                --
TOP 20 PORTFOLIO CLASS C SHARES
 For the fiscal year ended
   December 31, 2003.............     8.62        (0.16)         3.66               --                 --                 --
 For the fiscal year ended
   December 31, 2002.............    13.19        (0.13)        (4.44)              --                 --                 --
 For the fiscal year ended
   December 31, 2001.............    16.95        (0.25)        (3.43)              --              (0.08)                --
 For the period April 18, 2000*
   through December 31, 2000.....    21.54        (0.11)        (2.26)              --              (2.22)                --
INTERNATIONAL GROWTH PORTFOLIO
 CLASS A SHARES
 For the fiscal year ended
   December 31, 2003.............     5.08         0.10          1.71            (0.10)                --                 --
 For the fiscal year ended
   December 31, 2002.............     5.74         0.02         (0.66)           (0.02)                --                 --
 For the fiscal year ended
   December 31, 2001.............     7.12           --         (1.38)              --                 --                 --
 For the period September 5,
   2000* through December 31,
   2000..........................     9.74        (0.02)        (2.60)              --                 --                 --
INTERNATIONAL GROWTH PORTFOLIO
 CLASS B SHARES
 For the fiscal year ended
   December 31, 2003.............     5.04           --(C)       1.76               --                 --                 --
 For the fiscal year ended
   December 31, 2002.............     5.70        (0.01)        (0.65)              --                 --                 --
 For the fiscal year ended
   December 31, 2001.............     7.12        (0.04)        (1.38)              --                 --                 --
 For the period November 2, 2000*
   through December 31, 2000.....     8.31        (0.01)        (1.18)              --                 --                 --
INTERNATIONAL GROWTH PORTFOLIO
 CLASS C SHARES
 For the fiscal year ended
   December 31, 2003.............     5.03         0.01          1.77               --                 --                 --
 For the fiscal year ended
   December 31, 2002.............     5.71           --         (0.68)              --                 --                 --
 For the period January 12, 2001*
   through December 31, 2001.....     7.12        (0.01)        (1.40)              --                 --                 --
MID CAP GROWTH PORTFOLIO CLASS A
 SHARES
 For the fiscal year ended
   December 31, 2003.............     7.98        (0.18)         2.05               --              (0.46)             (0.83)
 For the period May 1, 2002*
   through December 31, 2002.....    10.00        (0.04)        (1.98)              --                 --                 --
MID CAP GROWTH PORTFOLIO CLASS B
 SHARES
 For the fiscal year ended
   December 31, 2003.............     7.94        (0.21)         1.99               --              (0.46)             (0.83)
 For the period May 1, 2002*
   through December 31, 2002.....    10.00        (0.08)        (1.98)              --                 --                 --
MID CAP GROWTH PORTFOLIO CLASS C
 SHARES
 For the fiscal year ended
   December 31, 2003.............     7.95        (0.29)         2.07               --              (0.46)             (0.83)
 For the period May 1, 2002*
   through December 31, 2002.....    10.00        (0.05)        (2.00)              --                 --                 --

---------------------------------

  * Commencement of Operations.
 ** Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized.
  (C) The per share data provided is less than $0.01.
 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                                   RATIOS TO AVERAGE NET ASSETS
                                                 ----------------------------------------------------------------

                                                                                  NET INVESTMENT
      NET INCREASE                                                  EXPENSES      INCOME (LOSS)    NET INVESTMENT
       (DECREASE)     NET ASSET       TOTAL      EXPENSES AFTER      BEFORE           AFTER         LOSS BEFORE
         IN NET      VALUE -- END   INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
      ASSET VALUE     OF PERIOD      RETURN**       (NOTE 1)        (NOTE 2)         (NOTE 2)         (NOTE 2)
      ------------   ------------   ----------   --------------   -------------   --------------   --------------
        $  3.68         $12.54         41.53%         1.50%            2.96%          (0.63)%           (2.09)%
          (4.59)          8.86        (34.13)         1.50             2.27           (0.39)            (1.16)
          (3.65)         13.45        (20.89)         1.50             2.15           (1.10)            (1.75)
          (3.86)         17.10         (8.05)         1.40             1.89           (1.11)            (1.59)
           8.41          20.96         75.91          1.50             2.34           (1.34)            (2.19)
           3.49          12.10         40.53          2.25             3.71           (1.37)            (2.83)
          (4.56)          8.61        (34.62)         2.25             3.02           (1.11)            (1.88)
          (3.77)         13.17        (21.75)         2.25             2.90           (1.84)            (2.49)
         (10.91)         16.94        (31.41)(A)      2.25(B)          2.74(B)        (1.84)(B)         (2.33)(B)
           3.50          12.12         40.60          2.25             3.71           (1.38)            (2.84)
          (4.57)          8.62        (34.65)         2.25             3.02           (1.11)            (1.88)
          (3.76)         13.19        (21.68)         2.25             2.90           (1.84)            (2.49)
          (4.59)         16.95        (11.27)(A)      2.25(B)          2.74(B)        (1.83)(B)         (2.31)(B)
           1.71           6.79         35.82          1.50            11.33           (0.02)            (9.85)
          (0.66)          5.08        (11.22)         1.49            10.80            0.36             (8.95)
          (1.38)          5.74        (19.38)         1.49            22.97            0.03            (21.45)
               )
          (2.62           7.12        (26.90)(A)      1.49(B)        120.64(B)        (0.54)(B)       (119.69)(B)
           1.76           6.80         34.92          2.25            12.08            0.02             (9.81)
          (0.66)          5.04        (11.58)         2.21            11.52            0.74            (10.04)
          (1.42)          5.70        (19.94)         2.25            23.73           (0.65)           (22.13)
               )
          (1.19           7.12        (14.32)(A)      2.24(B)        121.39(B)        (0.83)(B)       (119.99)(B)
           1.78           6.81         35.39          2.25            12.08            0.03             (9.80)
          (0.68)          5.03        (11.91)         2.25            11.56           (0.10)            (9.41)
               )
          (1.41           5.71        (19.80)(A)      2.21(B)         23.69(B)        (0.74)(B)        (22.22)(B)
           0.58           8.56         23.73          1.50            12.02           (1.09)           (11.61)
          (2.02)          7.98        (20.20)(A)      1.48(B)         11.11(B)        (0.97)(B)        (10.60)(B)
           0.49           8.43         22.72          2.25            12.77           (2.22)           (12.74)
          (2.06)          7.94        (20.60)(A)      2.24(B)         11.87(B)        (1.71)(B)        (11.34)(B)
           0.49           8.44         22.69          2.25            12.78           (1.37)           (11.90)
          (2.05)          7.95        (20.50)(A)      2.23(B)         11.86(B)        (1.80)(B)        (11.43)(B)

                             SUPPLEMENTARY DATA
                    ------------------------------------
                                              NUMBER OF
                                               SHARES
      NET INCREASE              NET ASSETS   OUTSTANDING
       (DECREASE)               AT END OF     AT END OF
         IN NET     PORTFOLIO     PERIOD       PERIOD
      ASSET VALUE   TURNOVER     (000'S)       (000'S)
      ------------  ---------   ----------   -----------
        $  3.68        215%      $10,354       $  825
          (4.59)       207        10,513        1,187
          (3.65)       185        20,784        1,545
          (3.86)       118        28,737        1,680
           8.41        235        23,433        1,118
           3.49        215         3,111          257
          (4.56)       207         2,795          325
          (3.77)       185         4,823          366
         (10.91)       118         4,922          290
           3.50        215         1,762          145
          (4.57)       207         1,765          205
          (3.76)       185         3,032          230
          (4.59)       118         3,030          179
           1.71        161           640           94
          (0.66)        85         1,111          219
          (1.38)       241           805          140
               )
          (2.62         42            89           13
           1.76        161           166           24
          (0.66)        85           135           27
          (1.42)       241            18            3
               )
          (1.19         42            17            2
           1.78        161             6            1
          (0.68)        85            37            7
               )
          (1.41        241            31            5
           0.58        135           385           45
          (2.02)        78           954          120
           0.49        135           253           30
          (2.06)        78           258           32
           0.49        135            81           10
          (2.05)        78           256           32

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of three Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, and the Mid Cap Growth Portfolio, a diversified open-end management company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares. Class A shares have been offered since September 30, 1998 for the Top 20 Portfolio and International Growth Portfolio, and May 1, 2002 for the Mid Cap Growth Portfolio. Class B and Class C shares have been offered since March 2, 2000 for the Top 20 Portfolio, September 5, 2000 for International Growth Portfolio, and May 1, 2002 for the Mid Cap Growth Portfolio. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio, the International Growth Portfolio and the Mid Cap Growth Portfolio totaling $76,610, $54,136 and $67,546, respectively.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     At December 31, 2003, the Statements of Net Assets includes the following amounts payable to the Adviser and Distributor:

                                                         INTERNATIONAL     MID CAP
                                             TOP 20         GROWTH         GROWTH
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            ---------    -------------    ---------
Adviser...................................   $12,883        $  672          $580
                                             =======        ======          ====
Distributor...............................   $ 1,622        $   75          $ 93
                                             =======        ======          ====

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Distributor collected the following contingent deferred sales charges on the redemption of Class B and Class C shares during the year ended December 31, 2003:

                                                 CLASS B SHARES    CLASS C SHARES
                                                 --------------    --------------
Top 20 Portfolio...............................     $17,652            $  713
International Growth Portfolio.................          --                 4
Mid Cap Growth Portfolio.......................         735             2,509

     The Fund pays each of its Trustees not affiliated with the Adviser $12,000 annually. For the year ended December 31, 2003, Trustees' fees totaled $15,750.

3. Transfer Agent and Custodian

     Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") provides financial administrative accounting services, transfer agency and shareholder services to the Fund, pursuant to an agreement between the Fund and Integrated. Prior to September 8, 2003, FBR National Bank & Trust (FBR) provided transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR serves as custodian of the Fund's assets. Fees paid to FBR for these services are presented on the Statements of Operations as "Transfer Agent and Custodian Fee" and cannot be broken out separately. "Transfer Agent Fees" and "Custodian Fees" listed on the Statements of Operations represent fees paid to Integrated and FBR, respectively, after September 8, 2003.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

5. Securities Transactions

     For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                             INTERNATIONAL     MID CAP
                                                                TOP 20          GROWTH          GROWTH
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                              -----------    -------------    ----------
Purchases...................................................  $30,762,180     $2,083,849      $1,604,935
                                                              ===========     ==========      ==========
Sales.......................................................  $35,808,662     $2,905,067      $2,734,828
                                                              ===========     ==========      ==========

6. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The tax character of distributions paid for the years ended December 31, 2003 and 2002 was as follows:

                                              2003                                  2002
                                    -------------------------    ------------------------------------------
                                    ORDINARY      LONG-TERM         ORDINARY               LONG-TERM
                                     INCOME     CAPITAL GAINS        INCOME              CAPITAL GAINS
                                    --------    -------------    ---------------    -----------------------
Top 20 Portfolio..................  $    --        $    --           $   --                  $  --
International Growth Portfolio....  $ 9,589        $    --           $3,522                  $  --
Mid Cap Growth Portfolio..........  $58,543        $32,223           $   --                  $  --

     The following information is computed on a tax basis for each item as of December 31, 2003:

                                                                              INTERNATIONAL     MID CAP
                                                                 TOP 20          GROWTH         GROWTH
                                                               PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                              ------------    -------------    ---------
Gross Unrealized Appreciation...............................  $  3,282,944      $ 222,802      $120,169
Gross Unrealized Depreciation...............................      (239,510)       (15,207)      (13,058)
                                                              ------------      ---------      --------
Net Unrealized Appreciation.................................  $  3,043,434      $ 207,595      $107,111
                                                              ============      =========      ========
Capital Loss Carryforward...................................   (15,354,322)      (184,140)           --
                                                              ------------      ---------      --------
  Accumulated Earnings (Deficit)............................  $(12,310,888)     $  23,455      $107,111
                                                              ============      =========      ========
Cost of Investments for Federal Income Tax Purposes.........  $ 11,894,927      $ 609,871      $622,571
                                                              ============      =========      ========

     The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales. As of December 31, 2003, the Portfolios reclassified net investment losses and distributions in excess to paid-in capital on the Statements of Net Assets as follows:

                                                             UNDISTRIBUTED      ACCUMULATED
                                                             NET INVESTMENT     NET REALIZED      PAID-IN
                                                                 INCOME        GAINS (LOSSES)     CAPITAL
                                                             --------------    --------------    ---------
Top 20 Portfolio...........................................     $126,245          $64,910        $(191,155)
International Growth Portfolio.............................     $    216          $    --        $    (216)
Mid Cap Growth Portfolio...................................     $ 17,494          $58,784        $ (76,278)

     Such reclassifications have no affect on the Funds' net assets or net asset value per share.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     As of December 31, 2003, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                                             INTERNATIONAL
                                                                TOP 20          GROWTH
                    EXPIRES DECEMBER 31,                       PORTFOLIO       PORTFOLIO
                    --------------------                      -----------    -------------
2009........................................................  $11,569,611      $ 98,553
2010........................................................    3,626,476        85,587
2011........................................................      158,235            --
                                                              -----------      --------
                                                              $15,354,322      $184,140
                                                              ===========      ========

     The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

7. Borrowing Agreement

      The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2003, no Fund had outstanding borrowings.

8. Subsequent Event (unaudited)

      On December 30, 2003, the Board of Trustees approved a Plan of Liquidation of the Mid Cap Growth Portfolio effective February 20, 2004. It was determined that the Fund failed to attract sufficient assets to make it economically viable.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA

      We have audited the accompanying statements of net assets of Navellier Top 20 Portfolio, Navellier International Growth Portfolio and Navellier Mid Cap Growth Portfolio, each a series of shares of The Navellier Millennium Funds, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian and broker. Where the broker did not reply to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Top 20 Portfolio, Navellier International Growth Portfolio and Navellier Mid Cap Growth Portfolio as of December 31, 2003, the results of their operations for the year ended, the changes in net assets and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, PA
February 20, 2004

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

-------------------------------------------------------------------------------------------------------------------
NAME                                      NO. OF                                                         OTHER
AGE                          TERM OF     FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                    OFFICE AND    COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST          TENURE      OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*         Trustee and       7       Mr. Navellier is and has been the CEO and        None
 46                       President                 President of Navellier & Associates Inc., an
 One East Liberty         since                     investment management company since 1988; CEO
 Third Floor              September 30,             and President of Navellier Management, Inc., an
 Reno, NV 89501           1998                      investment management company since May 10,
                                                    1993; CEO and President of Navellier
 Trustee and President                              International Management, Inc., an investment
                                                    management company, since May 10, 1993; CEO and
                                                    President of Navellier Securities Corp. since
                                                    May 10, 1993; CEO and President of Navellier
                                                    Fund Management, Inc., an investment management
                                                    company, since November 30, 1995; and has been
                                                    editor of MPT Review from August 1987 to the
                                                    present and was publisher and editor of the
                                                    predecessor investment advisory newsletter OTC
                                                    Insight, which he began in 1980 and wrote
                                                    through July 1987.
-------------------------------------------------------------------------------------------------------------------
 Barry Sander             Trustee since     6       Currently retired as of December 1, 1998,        None
 55                       September 30,             formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.    1998                      Major Inc., a stencil manufacturing firm, and
 Ashland, OR 97520                                  had been for the past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman             Trustee since     6       Currently retired as of March 15, 1998.          None
 54                       September 30,             Formerly he was President and CEO of Personal
 2921 California          1998                      Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA 94115                            and distributor of rubber stamp products. He
                                                    had been President and CEO of Personal Stamp
 Trustee                                            Exchange for the preceding 10 years.
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix        Trustee since     6       Professor of Business Administration, Leavy      None
 61                       September 30,             School of Business, Santa Clara University
 519 Chestnut Street      1998                      (1983- present).
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*            Trustee and       7       Mr. Kuyper is COO of Navellier & Associates,     None
 47                       Treasurer                 Inc. and has been since September 1, 1998.
 One East Liberty         since                     Prior to that he was operations manager for
 Third Floor              September 30,             Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501           1998                      operations manager for Navellier Management,
                                                    Inc. and for Navellier Securities Corp., since
 Trustee and Treasurer                              1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Trustee

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                TRANSFER AGENT                        CUSTODIAN          NAVELLIER OFFICES

Integrated Fund Services, Inc.       FBR National Trust Company          c/o Navellier Securities Corp.
                P.O. Box 5354              4922 Fairmont Avenue          One East Liberty, Third Floor
  Cincinnati, Ohio 45201-5354                Bethesda, MD 20814          Reno, Nevada 89501

           800-622-1386 E.S.T.                                           800-887-8671 P.S.T.

         In addition there was a special meeting of the shareholders of the Navellier Millennium Funds, the Navellier Large Cap Growth Portfolio (the "Millennium Portfolio") held on September 19, 2003 and adjourned to October 3, 2003 to approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby The Millennium Portfolio would transfer all of its assets to the Large Cap Growth Fund, a portfolio of The Touchstone Strategic Trust (the "Acquiring Fund") in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of the Millennium Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all valid liabilities of the Millennium Portfolio. Also, as part of the Plan, the Navellier Large Cap Growth Portfolio of the Navellier Performance Funds (the "Portfolio") would transfer all of its assets and valid liabilities to the Acquiring Fund.

         The shareholder vote tallies were as follows:

109,128.195     shares voted in favor of the proposal

      0.000     shares voted against of the proposal

 10,568.000     shares abstaining

      0.000     shares represented broker non-votes

         There was no selection of Trustees in connection with that special shareholder meeting.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier Management, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

         (c), (d) There have been made no amendments to those Codes of Ethics during the last fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. The audit committee also has an interested audit committee financial expert who is Louis Navellier.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2002 were $13,600. The aggregate fees for audit services for fiscal 2003 have not yet been billed but should be approximately the same as those billed for 2002.

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2002 and none for 2003.

         (c) Tax Fees. There were no fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2002 or 2003.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2002 or 2003.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

         If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

         (e)(2) N/A

Item 5. Audit Committee of Listed Registrants

         The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman, Arjen Kuyper and Jacques Delacroix) and Arnold Langsen.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8. Reserved

Item 9. Controls and Procedures

         (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 10. Exhibits

         (a)(1) N/A The Codes of Ethics are available on request.
         (a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 9, 2004                         By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 9, 2004                         By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 9, 2004                         By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer